Fees Summary	Oct. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,125,000.00
Previously Paid Amount	0.00
Total Fee Amount	478.44
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 478.44
Narrative - Max Aggregate Offering Price	$ 3,125,000.00
Final Prospectus	true